Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of Inventory
As of September 30, 2020 and December 31, 2019, inventory consisted of the following (in millions):

	September 30, 2020	December 31, 2019
Natural gas	$13	$9
LNG	18	27
Materials and other	69	67

Total inventory	$100	$103

As of December 31, 2019 and 2018, inventory consisted of the following (in millions):

	December 31,
	2019	2018
Natural gas	$9	$28
LNG	27	6
Materials and other	67	53

Total inventory	$103	$87